Bank and Other Borrowings - Outstanding Balances of the Bank and Other Borrowings (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Bank borrowings:
Bank borrowings	$ 4,560,943	$ 35,766,918	$ 34,333,550
Other borrowing:
Other borrowing	1,493,295	11,710,416	10,783,889
Less: current portion	(3,067,648)	(24,056,502)	(23,549,661)
Bank and Other Borrowings [Member]
Bank borrowings:
Bank borrowings	3,026,229	23,731,688	27,930,493
Other borrowing:
Other borrowing	4,560,943	35,766,918	34,333,550
Less: current portion	(3,067,648)	(24,056,502)	(23,549,661)
Non-current portion	1,493,295	11,710,416	10,783,889
Bank and Other Borrowings [Member] | Guaranteed [Member]
Bank borrowings:
Bank borrowings	2,884,329	22,618,905	26,824,847
Bank and Other Borrowings [Member] | Collateralized and guaranteed [Member]
Bank borrowings:
Bank borrowings	141,900	1,112,783	1,105,646
Other borrowing:
Other borrowing	$ 1,534,714	$ 12,035,230	$ 6,403,057